Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2035 Fund

June 30, 2019

AFF35-QTLY-0819
1.818365.114

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.4% 7/5/19 to 9/26/19 (a)
(Cost $808,959)	810,000	809,031
	Shares	Value

Domestic Equity Funds - 55.6%
Fidelity Advisor Series Equity Growth Fund (b)	10,650,562	$155,285,193
Fidelity Advisor Series Growth Opportunities Fund (b)	6,868,683	103,167,612
Fidelity Advisor Series Small Cap Fund (b)	6,948,200	76,360,719
Fidelity Series All-Sector Equity Fund (b)	7,127,595	71,489,779
Fidelity Series Commodity Strategy Fund (b)	15,992,323	75,323,842
Fidelity Series Large Cap Stock Fund (b)	18,070,160	270,691,006
Fidelity Series Large Cap Value Index Fund (b)	2,303,101	29,686,969
Fidelity Series Opportunistic Insights Fund (b)	7,842,354	145,161,974
Fidelity Series Small Cap Opportunities Fund (b)	6,884,143	95,964,957
Fidelity Series Stock Selector Large Cap Value Fund (b)	14,262,693	175,573,745
Fidelity Series Value Discovery Fund (b)	13,515,742	173,542,123
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,143,735,966)		1,372,247,919

International Equity Funds - 30.8%
Fidelity Series Canada Fund (b)	2,209,634	24,129,207
Fidelity Series Emerging Markets Fund (b)	2,554,205	24,545,909
Fidelity Series Emerging Markets Opportunities Fund (b)	11,545,542	220,404,388
Fidelity Series International Growth Fund (b)	13,668,837	222,528,661
Fidelity Series International Small Cap Fund (b)	3,105,260	50,398,376
Fidelity Series International Value Fund (b)	21,978,334	211,651,352
Fidelity Series Overseas Fund (b)	809,104	8,123,400
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $624,788,685)		761,781,293

Bond Funds - 11.5%
Fidelity Series Emerging Markets Debt Fund (b)	1,610,016	15,665,452
Fidelity Series Floating Rate High Income Fund (b)	321,207	2,987,229
Fidelity Series High Income Fund (b)	1,901,566	18,102,908
Fidelity Series Inflation-Protected Bond Index Fund (b)	733,667	7,344,008
Fidelity Series International Credit Fund (b)	124,520	1,268,854
Fidelity Series Investment Grade Bond Fund (b)	8,145,500	93,103,065
Fidelity Series Long-Term Treasury Bond Index Fund (b)	14,344,289	133,545,329
Fidelity Series Real Estate Income Fund (b)	1,009,852	11,199,263
TOTAL BOND FUNDS
(Cost $269,171,803)		283,216,108

Short-Term Funds - 2.2%
Fidelity Cash Central Fund 2.42% (c)	4,494,817	4,495,716
Fidelity Series Government Money Market Fund 2.44% (b)(d)	42,122,555	42,122,555
Fidelity Series Short-Term Credit Fund (b)	789,921	7,938,707
TOTAL SHORT-TERM FUNDS
(Cost $54,441,648)		54,556,978
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,092,947,061)		2,472,611,329
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,785,176)
NET ASSETS - 100%		$2,470,826,153

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	78	Sept. 2019	$7,500,870	$28,486	$28,486
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1	Sept. 2019	52,670	1,933	1,933
TOTAL FUTURES CONTRACTS					$30,419

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $809,031.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,263
Total	$27,263

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$163,199,101	$2,244,503	$17,499,518	$--	$1,274,506	$6,066,601	$155,285,193
Fidelity Advisor Series Growth Opportunities Fund	113,155,881	1,481,763	15,770,550	--	4,719,890	(419,372)	103,167,612
Fidelity Advisor Series Small Cap Fund	73,364,029	1,089,647	1,625,986	--	(640)	3,533,669	76,360,719
Fidelity Series All-Sector Equity Fund	72,167,804	1,027,878	4,604,710	--	(78,399)	2,977,206	71,489,779
Fidelity Series Canada Fund	21,627,882	1,597,180	409,067	--	1,536	1,311,676	24,129,207
Fidelity Series Commodity Strategy Fund	55,243,606	22,262,921	1,281,086	--	(41,234)	(860,365)	75,323,842
Fidelity Series Emerging Markets Debt Fund	15,328,974	471,791	359,524	231,565	(910)	225,121	15,665,452
Fidelity Series Emerging Markets Fund	22,456,421	2,869,337	409,583	--	(4,101)	(366,165)	24,545,909
Fidelity Series Emerging Markets Opportunities Fund	209,692,371	8,104,872	3,716,793	--	17,324	6,306,614	220,404,388
Fidelity Series Floating Rate High Income Fund	2,958,818	96,020	77,041	44,542	(348)	9,780	2,987,229
Fidelity Series Government Money Market Fund 2.44%	31,508,841	13,399,179	2,785,465	205,806	--	--	42,122,555
Fidelity Series High Income Fund	21,041,620	522,648	3,696,504	285,744	(61,462)	296,606	18,102,908
Fidelity Series Inflation-Protected Bond Index Fund	6,935,494	377,988	133,384	7,277	473	163,437	7,344,008
Fidelity Series International Credit Fund	1,223,153	8,286	--	8,286	--	29,821	1,268,854
Fidelity Series International Growth Fund	209,106,186	2,925,268	4,398,032	--	57,645	14,837,594	222,528,661
Fidelity Series International Small Cap Fund	48,579,447	705,129	1,060,172	--	11,260	2,162,712	50,398,376
Fidelity Series International Value Fund	198,463,196	8,725,619	2,928,498	--	27,374	7,363,661	211,651,352
Fidelity Series Investment Grade Bond Fund	65,120,663	27,784,154	1,655,486	618,855	8,855	1,844,879	93,103,065
Fidelity Series Large Cap Stock Fund	272,585,994	5,771,050	13,578,747	1,857,634	(514,396)	6,427,105	270,691,006
Fidelity Series Large Cap Value Index Fund	29,582,499	422,098	1,427,942	--	28,492	1,081,822	29,686,969
Fidelity Series Long-Term Treasury Bond Index Fund	137,577,206	7,430,645	18,572,903	969,636	850,644	6,259,737	133,545,329
Fidelity Series Opportunistic Insights Fund	151,567,911	2,094,407	17,062,936	--	(615,358)	9,177,950	145,161,974
Fidelity Series Overseas Fund	--	8,097,406	--	--	--	25,994	8,123,400
Fidelity Series Real Estate Income Fund	10,940,922	318,299	241,395	157,008	3,001	178,436	11,199,263
Fidelity Series Short-Term Credit Fund	7,880,473	167,965	172,942	54,962	265	62,946	7,938,707
Fidelity Series Small Cap Opportunities Fund	93,833,213	1,361,654	2,500,164	--	(88,307)	3,358,561	95,964,957
Fidelity Series Stock Selector Large Cap Value Fund	176,878,931	2,541,429	11,194,749	--	(826,807)	8,174,941	175,573,745
Fidelity Series Value Discovery Fund	172,669,131	2,513,975	6,377,363	--	(185,294)	4,921,674	173,542,123
Total	$2,384,689,767	$126,413,111	$133,540,540	$4,441,315	$4,584,009	$85,152,641	$2,467,306,582

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.